Restructuring Charges (Detail Textuals) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Washington facility	Dec. 31, 2013 Facility	Dec. 31, 2012 Facility	Mar. 31, 2012 Facility Cambridge operations	Dec. 31, 2012 Facility Cambridge operations	Sep. 30, 2012 Facility Washington facility	Mar. 31, 2012 Employee severance and termination	Dec. 31, 2013 Employee severance and termination	Dec. 31, 2012 Employee severance and termination
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 1,681,000	$ 1,500,000		$ 146,000	$ 50,000	$ 150,000	$ 1,100,000	$ 10,000		$ 12,000
Restructuring remaining 2012 rent								500,000
Restructuring remaining 2013 rent								400,000
Number of shares to be issuable on certain future financing events								1.5
Value of shares to be issuable on certain future financing events								450,000
Gain on lease termination								1,100,000
Future rent charges								850,000
Stock liability								$ 450,000